RELATED PARTY (Tables)	3 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF DIVIDEND NOTES PAYABLE

As described in Note 14 – Dividend Notes Payable, the following were outstanding on the dividend notes payable to our officers and shareholders as of March 31, 2024 and December 31, 2023:

	2024	2023
Chief executive officer, Director and Shareholder	$1,639,240	$1,639,240
Chief hardware officer, Director and Shareholder	786,976	786,976
Executive vice president, Director and Shareholder	817,457	817,457
Interim chief financial officer, Director and Shareholder	198,519	198,519